Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Buildings	68,903	10,560	68,319
Plant and equipment	659,915	101,137	817,715
Computer equipment	3,171	486	3,163
Furniture and fixtures	20,855	3,196	19,631
Motor vehicles	1,546	237	1,452
	754,390	115,616	910,280
Less: accumulated depreciation	(643,082)	(98,557)	(600,419)
Impairment of plant and equipment	—	—	(7,219)
	111,308	17,059	302,642